Leases - Summary of Future Minimum Lease Payments under Finance and Operating Lease Liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Leases
Remainder of 2023	$ 982,634	$ 597,152
2024	982,634	597,152
2025	982,634	597,152
2026	865,635	597,152
2027		457,485
2028 and thereafter		465,491
Total minimum lease payments	5,145,973	3,311,582
Less amount representing interest	1,359,298	869,254
Present value of minimum lease payments	3,786,675	2,442,328
Less current portion	556,850	335,527	$ 0
Long-term portion	3,229,825	2,106,800
Operating Leases
Remainder of 2023	16,931,294	9,181,250
2024	16,344,557	8,057,500
2025	14,530,834	7,955,000
2026	11,727,844	6,822,100
2027		4,010,000
2028 and thereafter		801,173
Total minimum lease payments	88,982,830	36,827,023
Less amount representing interest	27,485,116	7,191,273
Present value of minimum lease payments	61,497,714	29,635,750
Less current portion	10,072,203	6,445,915	3,393,497
Long-term portion	$ 51,425,511	$ 23,189,835	$ 20,042,343